02.28 Spartan Treasury Bond Index Funds Investor, Advantage Combo PRO-02 | Spartan® Intermediate Treasury Bond Index Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Spartan® Intermediate Treasury Bond Index Fund} - 02.28 Spartan Treasury Bond Index Funds Investor, Advantage Combo PRO-02 - Spartan® Intermediate Treasury Bond Index Fund		Spartan Intermediate Treasury Bond Index Fund-Investor Class	Spartan Intermediate Treasury Bond Index Fund-Premium Class
Management fee		0.05%	0.05%
Distribution and/or Service (12b-1) fees		none	none
Other expenses	[1]	0.14%	0.04%
Total annual operating expenses		0.19%	0.09%
[1]	Adjusted to reflect current fees.

Sell All Shares
Expense Example {- Spartan® Intermediate Treasury Bond Index Fund} - 02.28 Spartan Treasury Bond Index Funds Investor, Advantage Combo PRO-02 - Spartan® Intermediate Treasury Bond Index Fund - USD ($)	Spartan Intermediate Treasury Bond Index Fund-Investor Class	Spartan Intermediate Treasury Bond Index Fund-Premium Class
1 year	$ 19	$ 9
3 years	61	29
5 years	107	51
10 years	$ 243	$ 115